STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	[CumulativePreferredStockMember]	[AdditionalPaidInCapitalForPreferredStockMember]	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance at Jun. 30, 2010	$ 13,762,029	$ 1,035	$ 10,348,965	$ 3,769,730	$ 54,032,985	$ (54,390,686)
Balance (in shares) at Jun. 30, 2010		103,500		75,394,579
Increase (decrease) in Stockholders' equity
Stock issued for warrant exercise	642,780			47,716	595,064
Stock issued for warrant exercise (in shares)				954,315
Pref. Stock issued for dividends	449,100	45	449,055
Pref. Stock issued for dividends (in shares)		4,491
Warrant valuations for loan extension	516,882				516,882
Stock issued under compensation plan	542,619			23,351	519,268
Stock issued under compensation plan (in shares)				467,014
Stock option compensation	31,531				31,531
Preferred stock dividends	(860,755)					(860,755)
Net loss	(10,289,236)					(10,289,236)
Balance at Jun. 30, 2011	4,794,950	1,080	10,798,020	3,840,797	55,695,730	(65,540,677)
Balance (in shares) at Jun. 30, 2011		107,991		76,815,908
Increase (decrease) in Stockholders' equity
Pref. Stock issued for dividends	113,300	11	113,289
Pref. Stock issued for dividends (in shares)		1,133
Stock issued under compensation plan	236,000			20,000	216,000
Stock issued under compensation plan (in shares)				400,000
Stock option compensation	52,100				52,100
Preferred stock dividends	(874,239)					(874,239)
Net loss	(12,490,632)					(12,490,632)
Balance at Jun. 30, 2012	(8,168,521)	1,091	10,911,309	3,860,797	55,963,830	(78,905,548)
Balance (in shares) at Jun. 30, 2012		109,124		77,215,908
Increase (decrease) in Stockholders' equity
Pref. Stock issued for dividends	898,900	90	898,810
Pref. Stock issued for dividends (in shares)		8,989
Warrant issued for loan costs	902,161				902,161
Stock issued under compensation plan	34,438			7,250	27,188
Stock issued under compensation plan (in shares)				145,000
Stock option compensation	17,366				17,366
Preferred stock dividends	(917,300)					(917,300)
Net loss	(5,934,218)					(5,934,218)
Balance at Jun. 30, 2013	$ (13,167,174)	$ 1,181	$ 11,810,119	$ 3,868,047	$ 56,910,545	$ (85,757,066)
Balance (in shares) at Jun. 30, 2013		118,113		77,360,908